Total Capital and Net Income (Loss) Per Unit - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Class of Stock [Line Items]
Managing member or general partner, ownership interest			2.00%
Partners' capital account, distributions			$ 53,419
Public
Class of Stock [Line Items]
Members or limited partners, ownership interest			68.40%
Preferred Units | Limited Partners
Class of Stock [Line Items]
Partners' capital account, distributions	$ 6,400	$ 2,800	$ 19,276	$ 8,300
Common Units
Class of Stock [Line Items]
Common stock, dividends, declared (in USD per share)	$ 0.4625	$ 0.4625	$ 0.4625	$ 0.4625
Common Units | Limited Partners
Class of Stock [Line Items]
Partners' capital account, distributions			$ 33,460